ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Amounts and balances of the VIEs (Details) - VIE - Previously Reported [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 3,745,251	$ 5,310,244
Restricted cash	138
Short-term investments	3,093,976	1,131,267
Inventories, net	1,584,425	1,963,166
Due from related parties	1,240,828	313,765
Long-term accounts receivable, net - current portion	82,681
Long-term other receivable, net - current portion	89,050
Finance receivables, net	70,801	100,564
Prepaid expenses and other current assets, net	1,112,065	1,895,276
TOTAL CURRENT ASSETS	16,363,653	17,940,990

Property and equipment, net	352,212	599,831
Right-of-use assets, net	104,390	346,995
Deferred tax assets, net	5,613	47,585
Long-term receivable – accounts receivable, net		197,005
Long-term receivable - other receivable, net	591,803
Finance receivables, net	46,852	96,961
Other non-current assets, net	374,201	324,723
TOTAL NONCURRENT ASSETS	1,475,071	1,613,100
TOTAL ASSETS	17,838,724	19,554,090
CURRENT LIABILITIES:
Short-term bank loan	137,781
Deferred revenue	876,905	598,661
Payroll payable	223,035	233,556
Taxes payable	251,185	268,710
Due to related parties	121,825	7,348
Accrued expenses and other current liabilities	90,676	105,159
Deferred tax liabilities	6,413	78
Operating lease liabilities	150,615	248,562
TOTAL CURRENT LIABILITIES	2,786,442	2,385,656

Operating lease liabilities	64,797	186,833
Other long-term payable		6,313
TOTAL NONCURRENT LIABILITIES	64,797	193,146
TOTAL LIABILITIES	2,851,239	2,578,802
Net revenue	12,233,829	16,963,957	$ 18,425,312
Net income (loss)	(1,422,561)	850,176	1,277,103
Net cash provided by operating activities	1,501,559	2,225,194	793,532
Net cash provided by (used in) investing activities	(3,345,406)	(1,563,434)	1,162,959
Net cash provided by financing activities	273,659	36,924	443,497
Effect of exchange rate change on cash, cash equivalents and restricted cash	5,333	(245,000)	(210,709)
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,564,855)	453,684	2,189,279
Cash, cash equivalents and restricted cash, beginning of year	5,310,244	4,856,560	2,667,281
Cash, cash equivalents and restricted cash, end of year	3,745,389	5,310,244	$ 4,856,560
Nonrelated party
CURRENT ASSETS:
Accounts receivable	3,809,698	4,967,146
Advance to vendors, net	1,289,198	1,837,209
CURRENT LIABILITIES:
Accounts payable	787,746	922,195
Related Party
CURRENT ASSETS:
Accounts receivable	245,492	232,620
Advance to vendors, net	50	189,733
CURRENT LIABILITIES:
Accounts payable	$ 140,261	$ 1,387